Financial Instruments - Schedule of Timing of Undiscounted Cash Outflows Relating to Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	$ 29.6	$ 17.1
Trade and other payables	1,125.3	1,018.7
Lease liabilities	829.4	741.6
Long-term debt	1,830.3	1,390.9
Other financial liabilities	24.2	7.7
Total contractual obligations	3,838.8	3,176.0
Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	29.6	17.1
Trade and other payables	1,125.3	1,018.7
Lease liabilities	142.9	140.4
Long-term debt	298.5	178.6
Other financial liabilities	15.4	6.8
Total contractual obligations	1,611.7	1,361.6
1 to 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	0.0	0.0
Trade and other payables	0.0	0.0
Lease liabilities	275.6	266.6
Long-term debt	679.0	546.0
Other financial liabilities	8.8	0.9
Total contractual obligations	963.4	813.5
After 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank indebtedness	0.0	0.0
Trade and other payables	0.0	0.0
Lease liabilities	410.9	334.6
Long-term debt	852.8	666.3
Other financial liabilities	0.0	0.0
Total contractual obligations	$ 1,263.7	$ 1,000.9